Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Basic and diluted loss per share (in Dollars per share)	$ (1.60)	$ (3.44)
Weighted average number of common shares outstanding (in Shares)	22,035,260	12,652,470